SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Employee defined contribution plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) $ / ¥	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (USD to RMB) | $ / ¥	6.3726
Defined contribution plan cost | ¥	¥ 146,426	¥ 72,632	¥ 71,433